                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    3/31/2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Ares Management LLC
                 ------------------------------------
   Address:      2000 Avenue of the Stars, 12th Floor
                 ------------------------------------
                 Los Angeles, CA 90067
                 ------------------------------------

Form 13F File Number:    028-12290
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael D. Weiner
         ---------------------------------------------
Title:   Vice President, General Counsel and Secretary
         of Reporting Manager
         ---------------------------------------------
Phone:   310-201-4140
         ---------------------------------------------

Signature, Place, and Date of Signing:

By:    /s/ Michael D. Weiner           Los Angeles, CA         May 13, 2011
   -------------------------------    -----------------     -----------------
           [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      4
                                        --------------------

Form 13F Information Table Entry Total: 13
                                        --------------------

Form 13F Information Table Value Total: $2,198,349
                                        --------------------
                                            (thousands)

List of Other Included Managers:

NO.     FILE #          NAME
---     ------          ----
1.     28-13372         ACOF Operating Manager, L.P.
2.     28-13373         ACOF Operating Manager II, L.P.
3.     28-14343         ACOF Operating Manager III, LLC
4.     28-14340         Ares SPC Holdings GP LLC

* The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include each manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Refer-ence is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

          The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Ex-change Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

COLUMN 1                        COLUMN 2         COLUMN 3  COLUMN 4     COLUMN 5               COLUMN 6   COLUMN 7 COLUMN 8
------------------------------- ---------------- --------- ------------ ---------------------- ---------- -------- ----------------
Name of Issuer                  Title of         CUSIP     MARKET VALUE SHRS OR PRN AMT SH/PRN INVESTMENT OTHER    VOTING AUTHORITY
                                Class                      ------------ --------------- ------ DISCRETION MANAGERS ----------------
                                                           (X$1000)                            ---------- -------- SOLE
                                                           --------                                                ----


Alere Inc.                      PERP PFD CON SER 01449J204 $     34,701         125,501 SH     Defined                      125,501
Ares Capital Corporation        Com              04010L103 $     48,468       2,859,882 SH     Sole                       2,859,882
Carter Inc.                     Com              146229109 $      7,873         275,000 SH     Defined                      275,000
Charter Communications, Inc.    CL A NEW         16117M305 $     35,643         704,000        Defined                      704,000
Douglas Dynamics, Inc.          Com              25960R105 $     33,066       2,318,766 SH     Defined    1*              2,318,766
Exco Resources Inc.             Com              269279402 $    266,365      12,892,787 SH     Defined    1, 2*          12,892,787
General Mtrs Co                 JR PFD CNV SRB   37045V209 $        739          15,335 SH     Defined                       15,335
Hanger Orthopedic Group Inc.    Com New          41043F208 $     45,780       1,758,730 SH     Defined    1*              1,758,730
Lear Corp                       Com New          521865204 $     83,847       1,715,712 SH     Defined                    1,715,712
LyondellBasell Industries NV    SHS-A            N53745100 $  1,404,385      35,509,093 SH     Defined    1, 3, 4*       35,509,093
Magnachip Semiconductor LLC     Dispositary
                                  Shares         55933J203 $        144          10,500        Defined                       10,500
SandRidge Energy, Inc.          Com              80007P307 $    128,000      10,000,000 SH     Defined    2*             10,000,000
Stream Global SCVS Inc.         Com              86323M100 $    109,338      36,085,134 SH     Defined    2*             36,085,134
                                                           ------------ ---------------                            ----------------
                                                           $  2,198,349     104,270,440                                 104,270,440
                                                           ------------ ---------------                            ----------------